ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Receivables

		As at December 31
(In millions of dollars)	Note	2020	2019

Customer accounts receivable		3,170	1,727
Other accounts receivable		656	785
Allowance for doubtful accounts	17	(222)	(60)

Total accounts receivable		3,604	2,452

Current		2,856	2,376
Long-term		748	76

Total accounts receivable		3,604	2,452